Stock Incentive Plans - Summary of Share-based Payment Arrangement, Expensed and Capitalized, Amount (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 2,883	$ 2,271	$ 15,537	$ 5,461	$ 11,336	$ 7,124	$ 7,199
Cost of Revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	176	160	394	239	494	485	454
Research and development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	700	416	1,275	621	1,174	1,216	1,095
Sales and marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	735	696	1,289	1,075	2,024	1,858	2,207
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 1,272	$ 999	$ 12,579	$ 3,526	$ 7,644	$ 3,565	$ 3,443